Federated Hermes SDG Engagement Equity Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.1%
		Australia—0.4%
9,484		Ansell Ltd.	$273,746
		China—1.1%
514,000		Shenzhen International Holdings Ltd.	678,926
		Finland—2.5%
28,439		Huhtamaki Oyj	1,516,226
		France—1.2%
3,087	[1]	Silicon-On-Insulator Technologies (SOITEC)	739,454
		Hong Kong—2.9%
97,000		Techtronic Industries Co.	1,736,001
		India—0.6%
34,313		Varun Beverages Ltd.	351,675
		Ireland—1.8%
63,298		Glanbia PLC	1,087,825
		Italy—2.3%
23,335	[1]	Marr SpA	542,222
63,921		Technogym S.P.A.	825,870
		TOTAL	1,368,092
		Japan—10.7%
18,598		Horiba Ltd.	1,276,652
37,309		NIFCO, Inc.	1,239,009
20,358		Nissan Chemical Industries	998,198
27,904		Open House Co. Ltd.	1,409,662
25,415		Yaoko Co. Ltd.	1,533,111
		TOTAL	6,456,632
		Netherlands—4.9%
23,830		Aalberts Industries NV	1,450,133
8,768		IMCD Group NV	1,519,263
		TOTAL	2,969,396
		Peru—0.9%
5,148	[1]	Credicorp Ltd.	519,742
		Singapore—2.0%
551,901		Mapletree Industrial Trust	1,221,447
		Spain—1.1%
60,637		Merlin Properties SOCIMI SA	680,656
		Sweden—2.0%
50,114		Trelleborg AB, Class B	1,237,922
		Switzerland—2.0%
3,045		Burckhardt Compression Holdings AG	1,195,243
		Taiwan—0.2%
16,000	[1]	Land Mark Optoelectronics Corp.	136,130
		United Kingdom—9.1%
52,806		Bovis Homes Group PLC	871,951
604,722	[1]	Breedon Group PLC	905,797
175,081		Central Asia Metals PLC	596,268
13,545		DCC PLC	1,134,032

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
41,002	[1]	Draper Esprit PLC	$570,851
310,391		Harworth Group PLC	677,108
200,167	[1]	SSP Group PLC	726,363
		TOTAL	5,482,370
		United States—52.4%
22,175		Alliant Energy Corp.	1,297,903
18,375	[1]	AMN Healthcare Services, Inc.	1,847,790
10,645		Aptargroup, Inc.	1,372,353
16,590		Brunswick Corp.	1,731,996
14,975	[1]	Clean Harbors, Inc.	1,422,625
3,849		Cooper Cos., Inc.	1,623,393
546,808	[2]	Diversified Gas & Oil PLC	800,827
8,781		Eagle Materials, Inc.	1,240,931
14,526		Fortune Brands Home & Security, Inc.	1,415,849
70,517		Huntington Bancshares, Inc.	992,879
13,774	[1]	Kirby Corp.	797,652
17,749	[1]	LKQ Corp.	900,762
20,562		National Instruments Corp.	906,990
7,800		Reinsurance Group of America	859,404
47,501		Retail Opportunity Investments Corp.	839,343
16,183		RPM International, Inc.	1,401,286
675,285	[1]	Samsonite International SA	1,256,685
11,467	[1]	Silicon Laboratories, Inc.	1,708,468
13,082		Simpson Manufacturing Co., Inc.	1,471,463
7,291		STERIS PLC	1,589,074
3,270		West Pharmaceutical Services, Inc.	1,346,357
6,491	[1]	WEX, Inc.	1,231,537
20,983		Wiley (John) & Sons, Inc., Class A	1,233,381
18,101		Wintrust Financial Corp.	1,292,411
9,592		Woodward, Inc.	1,166,004
		TOTAL	31,747,363
		TOTAL INVESTMENT IN SECURITIES—98.1% (IDENTIFIED COST $40,641,560)	59,398,846
		OTHER ASSETS AND LIABILITIES - NET—1.9%[3]	1,140,095
		TOTAL NET ASSETS—100%	$60,538,941
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2021, these restricted securities amounted to $800,827, which represented 1.3% of total net assets.
Additional information on restricted securities held at July 31, 2021, is as follows:
Security	Acquisition Date	Cost	Market Value
Diversified Gas & Oil PLC	7/24/2020-1/26/2021	$782,743	$800,827
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$29,689,851	$2,057,512	$—	$31,747,363
International	519,742	27,131,741	—	27,651,483
TOTAL SECURITIES	$30,209,593	$29,189,253	$—	$59,398,846